SCHEDULE OF SENIOR SECURED PROMISSORY NOTES (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2021	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	2,749,412		4,650,000
Discount	(412,412)		(150,000)
Transaction costs	(207,746)		(639,250)
Accretion	206,968		992,117
Repayment			(4,852,867)
Ending balance	2,336,222
December senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions			3,000,000
Discount
Transaction costs			(396,500)
Accretion			527,382
Repayment			(3,130,882)
Ending balance
April senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions			1,650,000
Discount			(150,000)
Transaction costs			(242,750)
Accretion			464,735
Repayment			(1,721,985)
Ending balance